Receivables from Brokerage Clients	12 Months Ended
Dec. 31, 2012
Receivables from Brokerage Clients
4.	Receivables from Brokerage Clients

Receivables from brokerage clients consist primarily of margin loans to brokerage clients of $11.6 billion and $10.2 billion at December 31, 2012 and 2011, respectively. Securities owned by brokerage clients are held as collateral for margin loans. Such collateral is not reflected in the consolidated financial statements. The average yield earned on margin loans was 4.08% and 4.39% in 2012 and 2011, respectively.